Personnel Expenses	12 Months Ended
Mar. 31, 2021
Personnel Expenses [Abstract]
Personnel expenses
16.	Personnel expenses:

	Years ended
	March 31,	March 31,
	2021	2020

Salaries and other short-term employee benefits	$23,079,225	$17,245,401
Severance	804,787	385,182
Share-based compensation	13,069,174	16,471,766
	$36,953,186	$34,102,349